Taxes (Tables)	6 Months Ended
Jan. 31, 2026
Taxes [Abstract]
Schedule of Reconciliation of the Income Tax Benefits at Statutory Federal Rate

The reconciliation of the income tax benefits at statutory federal rate to the Company’s effective income tax benefit is presented as following:

	For the six months ended January 31,
	2026		2025
	USD	%	USD	%
Income tax benefits at the Statutory federal rate	(58,887)	21.0%	(476,812)	21.0%
Income tax benefits at the State tax rate, net of statutory federal effect	(24,789)	8.8%	(200,715)	8.8%
Effects of tax rates in foreign jurisdictions	174,439	(62.2)%	212,143	(9.3)%
Nondeductible expenses	25,261	(9.0)%	310,608	(13.7)%
Utilization of net operation losses brought forward	(116,024)	41.4%	154,776	(6.8)%
Changes in valuation allowance	-	-	-	-

Total income tax expense	-	-	-	-

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities are comprised of the following:

	January 31,	July 31,
	2026	2025

Net operating losses	$548,489	$664,513
Operating lease	-	-
Property, equipment and others	-	-

Gross deferred tax assets	548,489	664,513

Operating lease	-	-
Property, equipment and others	-	-

Gross deferred tax liabilities	-	-
Gross deferred tax assets, net of gross deferred tax liabilities	548,489	664,513
Less: valuation allowance	(548,489)	(664,513)
Deferred tax assets, net of valuation allowance	$-	$-